Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
Disclosure of transactions between related parties
The remuneration of directors and other key management personnel of the Company for employment services rendered are as follows (in thousands $):

	For the years ended
	Dec. 31, 2021	Dec. 31, 2020

Fixed salaries and benefits	3,932	3,247
Variable incentive-based compensation	11,991	8,715
Share-based compensation	738	1,817
	16,661	13,779